Pension and Post-retirement and Other Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Note 8 - Pension and Postretirement and Other Benefit Plans (Tables) [Line Items]
Accrued pension and other post-retirement benefits, less current portion	$ 24.6	$ 32.0	$ 57.6
Aggregate accumulated benefit obligation	268.8	265.0	350.6
Expected future employer contributions	3.5
Employer matching contributions expense	13.6	11.9	10.4
Other post-retirement benefits
Note 8 - Pension and Postretirement and Other Benefit Plans (Tables) [Line Items]
Accrued pension and other post-retirement benefits, less current portion	2.2	2.3	2.6
Pension and other post-retirement plans, accumulated other comprehensive income	(0.3)	(0.4)	(0.2)
Pensions
Note 8 - Pension and Postretirement and Other Benefit Plans (Tables) [Line Items]
Accrued pension and other post-retirement benefits, less current portion	22.6	30.0	55.1
Pension and other post-retirement plans, accumulated other comprehensive income	$ 179.2	$ 177.3	$ 196.2